Derivative Financial Instruments and Related Hedging Programs, Notional Quantity Table (Details)	Dec. 31, 2011
2012
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	85.00%
2013
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	53.00%
2014
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	5.00%
Not Designated as Hedging Instrument | Aluminum | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	103.5
Not Designated as Hedging Instrument | Aluminum | Midwest premium swap contracts
Summary of material derivative positions
Notional Amount of Contracts	86.0	[1]
Not Designated as Hedging Instrument | Natural Gas | Call option purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	4,050,000	[2]
Not Designated as Hedging Instrument | Natural Gas | Put option sales contracts
Summary of material derivative positions
Notional Amount of Contracts	4,050,000	[2]
Not Designated as Hedging Instrument | Natural Gas | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	1,490,000	[2]
Not Designated as Hedging Instrument | Electricity | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	219,600
Not Designated as Hedging Instrument | Hedges Relating to the Notes | Bifurcated Conversion Feature
Summary of material derivative positions
Notional Amount of Contracts	3,621,608	[3]
Not Designated as Hedging Instrument | Hedges Relating to the Notes | Call Options
Summary of material derivative positions
Notional Amount of Contracts	3,621,608	[3]

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company's purchases of primary aluminum.
[2]	As of December 31, 2011, the Company's exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 53% and 5% of the expected natural gas purchases for 2012, 2013 and 2014, respectively.
[3]	The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustment provisions substantially similar to the Notes, which may cause the exercise price to decrease and the notional amount of shares relating thereto to increase. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company's common stock, the Call Options may only be settled in cash.